STOCKHOLDERS DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS' DEFICIT:
STOCKHOLDERS' DEFICIT

4. STOCKHOLDERS’ DEFICIT

Recent Sales of Securities

On September 1, 2022, the Company entered into certain Securities Purchase Agreements (the “Agreement”) with certain accredited investors (the “Investors”), including Richard Blumberg, Michael James and John Imhoff, each a member of the Company’s Board of Directors, pursuant to which the Company issued 6,636,540 shares of its common stock, four year warrants to purchase an aggregate of 6,636,540 shares of Common Stock at $0.50 per share and  6,636,540 shares of Common Stock at $0.65 per share (the “Warrants”) for an aggregate purchase price of $3,318,270 (the “Transaction”).

The Company has agreed that, as soon as practicable after the Closing Date, the Company shall file a Registration Statement on the appropriate form providing for the resale by the Investors of the Shares and the shares of Common Stock underlying the Warrants (the “Warrant Shares” and collectively with the Shares and the Warrants, the “Securities”) with the Securities and Exchange Commission.  The Company shall use commercially reasonable efforts to cause such Registration Statement to become effective within 120 days of closing all rounds of this offering and to keep such Registration Statement effective at all times until the earlier of the date that the Shares and Warrant Shares may be resold pursuant to Rule 144 (assuming cashless exercise of the Warrants) and the date that no Investor owns any Securities.  In the event that the Registration Statement is not effective on the 121st day following the Closing Date, the Company shall issue to each Investor an additional number of shares of Common Stock equal to 10% of the Shares issued to such Investor and an additional number of shares of Common Stock equal to 5% of the Shares issued to such Purchaser on each monthly anniversary thereafter until the earlier of the date the Registration Statement is effective and the date that the Shares and Warrant Shares may be resold pursuant to Rule 144 (assuming cashless exercise of the Warrants).  The Company may avoid these penalties if, prior to the 121st day following the closing date of the last round of the offering, it files an application to list the Common Stock on a recognized Canadian Stock Exchange. In addition, if there is no effective Registration Statement covering the Warrant Shares after 180th day following the Closing Date, the Warrants may be exercised cashlessly as set forth in the Warrants.

After payment of all fees and expenses relating to the transaction, the Company received net proceeds of approximately $3.2 million. The primary use of proceeds is to fund the completion and filing of clinical study data needed for FDA approval of the Company’s LuViva Advanced Cervical Scan. Additional use of proceeds is to support international distribution partners to grow sales throughout the remainder of 2022 and into 2023, as well as for general and administrative expenses.

Common Stock

The Company has authorized 500,000,000 shares of common stock with $0.001 par value. As of September 30, 2022 and December 31, 2021, 43,418,443 and 13,673,583 shares were issued and outstanding, respectively.

During the nine months ended September 30, 2022, the Company issued 29,744,860 shares of common stock, as summarized below:

Number of Shares
Issuances of common stock to investors	6,636,540
Issuances of common stock for warrants exercised	5,127,923
Issuances of common stock for payment of Series D Preferred dividends	64,979
Issuances of common stock for payment of Series E Preferred dividends	179,858
Issuances of common stock for payment of Series F Preferred dividends	162,436
Issuances of common stock for payment of Series F-2 Preferred dividends	114,304
Issuances of common stock for payment of interest	241,914
Issuances of common stock for Series F one-time 15% dividend	255,401
Issuances of common stock for Series F-2 one-time 15% dividend	368,505
Conversion of Series D Preferred stock to common stock	975,000
Conversion of Series E Preferred stock to common stock	3,390,000
Conversion of Series F Preferred stock to common stock	1,420,000
Conversion of Series F-2 Preferred stock to common stock	10,808,000
Issued during the nine months ended September 30, 2022	29,744,860

Summary table of common stock share transactions:
Shares outstanding at December 31, 2021	13,673,583
Issued in 2022	29,744,860
Shares outstanding at September 30, 2022	43,418,443

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions.

Series C Convertible Preferred Stock

The board designated 9,000 shares of preferred stock as Series C Convertible Preferred Stock, (the “Series C Preferred Stock”). Pursuant to the Series C certificate of designations, shares of Series C preferred stock are convertible into common stock by their holder at any time and may be mandatorily convertible upon the achievement of specified average trading prices for the Company’s common stock. At September 30, 2022 and December 31, 2021, there were 286 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock; for a total convertible of 572,000 common stock shares, subject to customary adjustments, including for any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Series C certificate of designations. The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt.

Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date (the “Dividend End Date”), payable in cash or, subject to certain conditions, the Company’s common stock. Unpaid accrued dividends were $120,120 as of September 30, 2022. Upon conversion of the Series C preferred stock prior to the Dividend End Date, the Company will also pay to the converting holder a “make-whole payment” equal to the number of unpaid dividends through the Dividend End Date on the converted shares. At September 30, 2022 and December 31, 2021, the “make-whole payment” for a converted share of Series C preferred stock would convert to 200 shares of the Company’s common stock.

The Series C preferred stock generally has no voting rights except as required by Delaware law. Upon the Company’s liquidation or sale to or merger with another corporation, each share will be entitled to a liquidation preference of $1,000, plus any accrued but unpaid dividends.

Series C1 Convertible Preferred Stock

The board designated 20,250 shares of preferred stock as Series C1 Preferred Stock, of which 1,049 shares were issued and outstanding at September 30, 2022 and December 31, 2021. In addition, some holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At September 30, 2022 and December 31, 2021, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock.

At September 30, 2022 and December 31, 2021, there were 1,049.25 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C1 preferred stock would convert into approximately 2,000 shares of the Company’s common stock, for a total convertible of 2,098,500 common stock shares.

The Series C1 preferred stock has terms that are substantially the same as the Series C preferred stock, except that the Series C1 preferred stock does not pay dividends (unless and to the extent declared on the common stock) or at-the-market “make-whole payments” and, while it has the same anti-dilution protections afforded the Series C preferred stock, it does not automatically reset in connection with a reverse stock split or conversion of our outstanding convertible debt.

Series C2 Convertible Preferred Stock

On August 31, 2018, the Company entered into agreements with certain holders of the Company’s Series C1 Preferred Stock, including the chairman of the Company’s board of directors, the Chief Operating Officer, and a director of the Company, pursuant to which those holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At September 30, 2022 and December 31, 2021, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock, for a total convertible of 6,524,500 common stock shares.

The terms of the Series C2 Preferred Stock are substantially the same as the Series C1 Preferred Stock, except that (i) shares of Series C1 Preferred Stock may not be convertible into the Company’s common stock by their holder for a period of 180 days following the date of the filing of the Certificate of Designation (the “Lock-Up Period”); (ii) the Series C2 Preferred Stock has the right to vote as a single class with the Company’s common stock on an as-converted basis, notwithstanding the Lock-Up Period; and (iii) the Series C2 Preferred Stock will automatically convert into that number of securities sold in the next Qualified Financing (as defined in the Exchange Agreement) determined by dividing the stated value ($1,000 per share) of such share of Series C2 Preferred Stock by the purchase price of the securities sold in the Qualified Financing.

Series D Convertible Preferred Stock

The Board designated 6,000 shares of preferred stock as Series D Preferred Stock, 438 and 763 of which remained outstanding as of September 30, 2022 and December 31, 2021, respectively. On January 8, 2021, the Company entered into a Stock Purchase Agreement with certain accredited investors (“the Series D Investors”) pursuant to all obligations under the Series D Certificate of Designation. The Series D Investors included the Chief Executive Officer, Chief Operating Officer and a director of the Company. In total, for $763,000 the Company issued 763 shares of Series D Preferred Stock, 1,526,000 common stock shares, 1,526,000 common stock warrants, exercisable at $0.25, and 1,526,000 common stock warrants, exercisable at $0.75. Each Series D Preferred Stock is convertible into 3,000 common stock shares. The Series D Preferred Stock will have cumulative dividends at the rate per share of 10% per annum. The stated value and liquidation preference on the Series D Preferred Stock is $763. The 763 Series D Preferred Shares are convertible into debt at the option of the holder during a prescribed time period.  If the Series D Preferred Shares are converted, the Series D preferences are surrendered and the debt is then secured by the Company’s assets. As of September 30, 2022, none of the remaining 438 Series D Preferred Shares have been converted to secured debt.

Each share of Series D Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series D Certificate of Designation (the “Series D Conversion Price”). The conversion of Series D Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series D Preferred. If the average of the VWAPs (as defined in the Series D Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series D Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series D Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends.

During the nine months ended September 30, 2022, the Company entered into various agreements with Series D Preferred shareholders, pursuant to which each holder separately agreed to exchange their Series D Preferred shares into the Company’s common shares (in accordance with their existing Series D Preferred Share Agreements). In addition, the holders agreed to exchange 650,000 common stock warrants with a strike price of $0.25 for 650,000 warrants with a strike price of $0.20, which were required to be immediately exercised. The Company received $130,000 from the holders for exercises of the aforementioned warrants.

During the nine months ended September 30, 2022, the Company issued 975,000 common stock shares for the conversion of 325 shares of Series D Preferred Stock. During the nine months ended September 30, 2022, the Company issued 64,979 common stock shares for the payment of accrued Series D Preferred Stock dividends. As of September 30, 2022, the Company had accrued dividends for Series D preferred shares of $8,213.

Series E Convertible Preferred Stock

The Board designated 5,000 shares of preferred stock as Series E Preferred Stock, 888 and 1,736 of which remained outstanding as of September 30, 2022 and December 31, 2021, respectively. Each share of Series E Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series E Certificate of Designation (the “Series E Conversion Price”). The conversion of Series E Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series E Preferred. If the average of the VWAPs (as defined in the Series E Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series E Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series E Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends.

Each share of Series E Preferred Stock has a par value of $0.001 per share and a Stated Value equal to $1,000, subject to increase set forth in its Certificate of Designation. Each holder of Series E Preferred Stock is entitled to receive cumulative dividends of 8% per annum, payable annually in cash or, following the listing of the Company’s common stock on certain Canadian trading markets and at the option of the Company, in shares of common stock.

During the nine months ended September 30, 2022, the Company issued 3,390,000 common stock shares for the conversion of 848 shares of Series E Convertible Preferred Stock. During the nine months ended September 30, 2022, the Company issued 179,858 common stock shares for the payment of Series E Preferred Stock dividends accrued. As of September 30, 2022, the Company had accrued dividends for Series E preferred shares of $12,654.

Series F Convertible Preferred Stock

The Board designated 1,500 shares of preferred stock as Series F Preferred Stock, 1,071 and 1,426 of which were issued and outstanding as of September 30, 2022 and December 31, 2021, respectively. During 2021, the Company entered into a Stock Purchase Agreement with certain accredited investors (“the Series F Investors”). In total, for $1,436,000 the Company issued 1,436 shares of Series F Preferred Stock. Each Series F Preferred Stock is convertible into 4,000 common stock shares. The Series F Preferred Stock is entitled to cumulative dividends at the rate per share of 6% per annum. The stated value on the Series F Preferred Stock is $1,000.

Each share of Series F Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series F Certificate of Designation (the “Series F Conversion Price”). The conversion of Series F Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series F Preferred. If the average of the VWAPs (as defined in the Series F  Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series F Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series F Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends.

During the nine months ended September 30, 2022, the Company issued 1,420,000 common stock shares for the conversion of 355 shares of Series F Preferred stock and 162,436 common stock shares for the payment of annual Series F Preferred Stock dividends. During the nine months ended September 30, 2022, the Company issued 255,401 common stock shares for the payment of a one-time, non-recurring 15% dividend to the Series F Preferred shareholders (as required by the Series F Certificate of Designation, in the event the Company did not uplist to the NASDAQ stock exchange or file its clinical data intended for FDA approval of LuViva by December 31, 2021).  As of September 30, 2022, the Company had accrued dividends for Series F Preferred shares of $32,943.

Series F-2 Convertible Preferred Stock

The Company was oversubscribed for its Series F Convertible Preferred Stock, resulting in the requirement to file an additional Certificate of Designation for Series F-2 Convertible Preferred Stock with substantially the same terms as the Series F Convertible Preferred Stock. The Board designated 3,500 shares of preferred stock as Series F-2 Preferred Stock, 535 and 3,237 of which were issued and outstanding as of September 30, 2022 and December 31, 2021, respectively. During 2021, the Company entered into a Stock Purchase Agreement with certain accredited investors (“the Series F-2 Investors”). In total, for $678,000 the Company issued 678 shares of Series F-2 Preferred Stock. In addition, the Company exchanged outstanding debt of $2,559,000 for 2,559 shares of Series F-2 Preferred Stock. Each Series F-2 Preferred Stock is convertible into 4,000 common stock shares. The Series F-2 Preferred Stock will have cumulative dividends at the rate per share of 6% per annum. The stated value on the Series F-2 Preferred Stock is $1,000.

Each share of Series F-2 Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series F-2 Certificate of Designation (the “Series F-2 Conversion Price”). The conversion of Series F-2 Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holders of the Series F-2 Preferred. If the average of the VWAPs (as defined in the Series F-2 Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series F-2 Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series F-2 Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends.

During the nine months ended September 30, 2022, the Company issued 10,808,000 common stock shares for the conversion of 2,702 shares of Series F-2 Preferred stock and 114,304 common stock shares for the payment of annual Series F-2 Preferred Stock dividends. During the nine months ended September 30, 2022, the Company issued 368,505 common stock shares for the payment of a one-time, non-recurring 15% dividend to the Series F-2 Preferred shareholders (as required by the Series F-2 Certificate of Designation in the event the Company did not uplist to the NASDAQ stock exchange or file its clinical data intended for FDA approval of LuViva by December 31, 2021). As of September 30, 2022, the Company had accrued dividends for Series F-2 Preferred shares of $16,242.

Powerup (Series G Convertible Preferred Stock)

During January 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $78,500, net to the Company is $75,000, for 91,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. At any time during the period indicated below, after the date of the issuance of shares of Series G preferred stock, the Company will have the right, at the Company’s option, to redeem all of the shares of Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G preferred stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G preferred stock, then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred. The Company has redeemed all of the Series G preferred stock and the balance is paid.

During February 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $53,500, net to the Company is $50,000, for 62,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. At any time during the period indicated below, after the date of the issuance of shares of Series G preferred stock, the Company will have the right, at the Company’s option, to redeem all of the shares of Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G preferred stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G preferred stock then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred.

Due to the mandatory redemption feature of the Series G preferred stock, the total amount of proceeds of $125,000 was recorded as a liability. On June 4, 2021, the Company redeemed the January 2021 investment of $75,000 for $114,597, this $39,597 difference was recorded as interest expense. On July 8, 2021, the Company redeemed the February 2021 investment of $50,000 for $78,094. The difference of $28,094 was recorded as interest expense. As of September 30, 2022 and December 31, 2021, the amount outstanding was nil.

Warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the nine months ended September 30, 2022:

	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2021	27,669,634	$0.29
Warrants issued	15,323,080	0.54
Warrants expired	(1,000)	0.50
Warrants exercised	(2,934,324)	0.17
Outstanding, September 30, 2022	40,057,390	$0.40

During the three months ended September 30, 2022, the Company issued 13,273,080 warrants to investors (see “Recent Sales of Securities” above); the proceeds from which were allocated to the warrants on an allocated fair-value basis. Additionally, the Company issued 2,050,000 warrants to consultants as consideration for performing services.  The expense for such warrants will be recognized on a pro-rata basis over the term of their respective agreements.

The Black-Scholes option pricing model was utilized to calculate the fair value of the warrants issued, with the following assumptions:

September 30,
2022
Expected term (years)	3.8 Years
Volatility	151.19%
Risk-free interest rate	3.30%
Dividend yield	0.00%

During the nine months ended September 30, 2022, the Company issued 5,127,923 common shares for warrants exercised, 2,193,599 of which were for warrants exercised prior to December 31, 2021. During December 31, 2021, the Company received approximately $351,000 from the holders for the exercise of 2,193,599 warrants, which was included in Accrued Liabilities as of December 31, 2021, pending issuance of the common shares.

4.  STOCKHOLDERS’ DEFICIT

Common Stock

The Company has authorized 500,000,000 shares of common stock with $0.001 par value. As of December 31, 2021 and 2020, 13,673,583 and 13,138,282 shares were issued and outstanding, respectively.

During the years ended December 31, 2021 and 2020 the Company issued 535,301 and 9,818,813 shares of common stock, respectively:

Number of Shares

Conversion of debt into common shares - exchange agreements	7,957,013
Conversion of debt into common shares	175,000
Shares issued for manufacturing agreements	12,147
Shares issued for payment of Series D dividends	148,653
Shares issued to investors	1,526,000
Issued during the year ended December 31, 2020	9,818,813

Shares issued for payment of Series D dividends	109,039
Shares issued for payment of Series E dividends	288,262
Shares issued for payment of finder fee	98,000
Conversion of Series F Preferred shares into common stock	40,000
Issued during the year ended December 31, 2021	535,301

Summary table of common stock share transactions:
Outstanding at December 31, 2019	3,319,469
Issued in 2020	9,818,813
Outstanding at December 31, 2020	13,138,282
Issued in 2021	535,301
Outstanding at December 31, 2021	13,673,583

Conversion of Debt into Common Shares – 2020 Exchange Agreements

On January 8, 2020, the Company exchanged $2,064,366 in debt for several equity instruments with an estimated fair value of $2,065,548, resulting in a loss on extinguishment of debt of $1,183 which is recorded in other income (expense) on the accompanying consolidated statements of operations. The Company also issued 6,957,013 warrants to purchase common stock shares; with exercise prices of $0.25, $0.75 and $0.20. In addition, one of the investors forgave approximately $29,000 of debt, which was recorded as a gain for extinguishment of debt during the year ended December 31, 2020.

On June 3, 2020, the Company exchanged $328,422 of debt held by Auctus, (summarized in Note 10, “Convertible Notes”), for 500,000 shares of common stock and 700,000 warrants to purchase common stock shares. The fair value of the common shares was $250,000 and the fair value of the warrants was $196,818 (based on an estimated fair value of $0.281, as determined utilizing the Black-Scholes option pricing model). This resulted in a net loss on extinguishment of debt of $118,396 ($446,818 fair value less $328,422 of exchanged debt).

On June 30, 2020, the Company exchanged $125,000 of debt held by Mr. James Clavijo, for 500,000 shares of common stock and 250,000 warrants to purchase common shares. The fair value of the common shares was $250,000 and the fair value of the warrants was $99,963 (based on an estimated fair value of $0.40, as determined utilizing the Black-Scholes option pricing model). This resulted in a net loss on extinguishment of debt of $224,963 ($349,963 fair value less $125,000 of exchanged debt).

On July 9, 2020, the Company entered into an exchange agreement with Mr. Bill Wells (one of its former employees) for an outstanding debt to him of $220,000. In lieu of agreeing to dismiss approximately half of what is owed by the Company, Mr. Wells will receive the following: (i) cash payments of $20,000 within 60 days of the signing of the agreement; cash payments over time in the amount of $90,000 in the form of an unsecured note with the Company to be executed within 30 days of a new financing(s) totaling at least $3.0 million. The note shall bear interest of 6.0% and mature over 18 months; (ii) 66,000 common share stock options that vest at a rate of 3,667 per month and have a $0.49 exercise price (if two consecutive payments in (iii) are not made the stock options will be canceled and a cash payment will be required; and (iv) the total amount of forgiveness by creditor of approximately $110,000 shall be prorated according to amount paid. During the year ended December 31, 2020, the Company made a payment of $20,000; this payment allowed the Company to reduce $40,000 in debt, with the corresponding $20,000 difference recorded as a gain. During the year ended December 31, 2021, the Company obtained the minimum amount of financing and issued the promissory note to Mr. Wells in accordance with the agreement described above.

The following table summarizes the debt exchanges:

	Total Debt and Accrued Interest	Total Debt	Total Accrued Interest	Common Stock Shares	Warrants (Exercise $0.15)	Warrants (Exercise $0.20)	Warrants (Exercise $0.25)	Warrants (Exercise $0.50)	Warrants (Exercise $0.75)

Aquarius	$145,544	$107,500	$38,044	291,088	-	-	145,544	-	145,544
K2 Medical (Shenghuo)[3]	803,653	771,927	31,726	1,905,270	-	496,602	704,334	-	704,334
Mr. Blumberg	305,320	292,290	13,030	1,167,630	-	928,318	119,656	-	119,656
Mr. Case	179,291	150,000	29,291	896,456	-	896,456	-	-	-
Mr. Grimm	51,110	50,000	1,110	255,548	-	255,548	-	-	-
Mr. Gould	111,227	100,000	11,227	556,136	-	556,136	-	-	-
Mr. Mamula	15,577	15,000	577	77,885	-	77,885	-	-	-
Dr. Imhoff[2]	400,417	363,480	36,937	1,699,255	-	1,497,367	100,944	-	100,944
Ms. Rosenstock[1]	50,000	50,000	-	100,000	-	-	50,000	-	50,000
Mr. James[2]	2,286	2,000	286	7,745	-	5,291	1,227	-	1,227
Auctus	328,422	249,119	79,303	500,000	700,000	-	-		-
Mr. Clavijo	125,000	125,000	-	500,000	-	-	-	250,000	-
Mr. Wells[4]	220,000	220,000	-	-	-	-	-	-	-
	$2,737,847	$2,496,316	$241,531	7,957,013	700,000	4,713,603	1,121,705	250,000	1,121,705

____________

[1] Ms. Rosenstock also forgave $28,986 in debt to the Company.

[2] Mr. Imhoff and Mr. James are members of the board of directors and therefore related parties.

[3] The Company’s COO and director, Mark Faupel, is a shareholder of Shenghuo, and a former director, Richard Blumberg, is a managing member of Shenghuo.

[4] Mr. Wells will also receive 66,000 common share stock options; the details of which are explained above.

Conversion of Debt into Common Shares - 2020

Effective September 10, 2014, the Company sold a secured convertible promissory note to an accredited investor, GHS Investments, LLC (“GHS”), with an initial principal amount of $1,275,000, for a purchase price of $570,000 (less an original issue discount of $560,000 and debt issuance costs of $145,000). The outstanding balance of the note was convertible into shares of common stock at a conversion price per share equal to 75% of the lowest daily volume average price of common stock during the five days prior to conversion. During 2020, GHS converted $50,454 of principal and interest owed for 175,000 shares of common stock. As of December 31, 2020, there was no remaining amount due on the note.

Shares Issued for Manufacturing Agreements – 2020

During the year ended December 31, 2020, the Company issued 12,147 shares of common stock to Shandong Yaohua Medical Instrument Corporation (“SMI”), as compensation for manufacturing and distribution services. Refer to Note 7, “Commitments and Contingencies.”

Shares Issued to Investors – 2020

During the year ended December 31, 2020, the Company issued 1,526,000 shares of common stock to certain accredited investors as part of the Series D Preferred Stock offering (see “Series D Preferred Stock” below).

Shares Issued as Payment for Finder’s Fee - 2021

During 2021, the Company issued 98,000 shares of common stock as compensation for the “finder’s fee” associated with the Series F and Series F-2 Preferred Stock offerings (see “Series F Convertible Preferred Stock” and “Series F-2 Convertible Preferred Stock” below).

Conversion of Series F Preferred Shares into Common Stock - 2021

During the year ended December 31, 2021, 10 shares of Series F Preferred were converted into 40,000 shares of the Company’s common stock (see “Series F Convertible Preferred Stock” below).

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $0.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions.

Series C Convertible Preferred Stock

The board designated 9,000 shares of preferred stock as Series C Convertible Preferred Stock, (the “Series C Preferred Stock”). Pursuant to the Series C certificate of designations, shares of Series C preferred stock are convertible into common stock by their holder at any time and may be mandatorily convertible upon the achievement of specified average trading prices for the Company’s common stock. At December 31, 2021 and 2020, there were 286 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock; for a total of 572,000 common shares, subject to customary adjustments, including for any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Series C certificate of designations. The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt. Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date (the “Dividend End Date”), payable in cash or, subject to certain conditions, the Company’s common stock. Unpaid accrued dividends were $120,120 as of December 31, 2021. Upon conversion of the Series C preferred stock prior to the Dividend End Date, the Company will also pay to the converting holder a “make-whole payment” equal to the number of unpaid dividends through the Dividend End Date on the converted shares. At December 31, 2021 and 2020, the “make-whole payment” for a converted share of Series C preferred stock would convert to 200 shares of the Company’s common stock.

The Series C preferred stock generally has no voting rights except as required by Delaware law. Upon the Company’s liquidation or sale to or merger with another corporation, each share will be entitled to a liquidation preference of $1,000, plus any accrued but unpaid dividends. In addition, the purchasers of the Series C preferred stock received, on a pro rata basis, warrants exercisable to purchase an aggregate of approximately 1 share of Company’s common stock. The warrants contain anti-dilution adjustments in the event that the Company issues shares of common stock, or securities exercisable or convertible into shares of common stock, at prices below the exercise price of such warrants. As a result of the anti-dilution protection, the Company is required to account for the warrants as a liability recorded at fair value each reporting period. As of December 31, 2021, these warrants had expired.

Series C1 Convertible Preferred Stock

The board designated 20,250 shares of preferred stock as Series C1 Preferred Stock, of which 1,049 shares were issued and outstanding at December 31, 2021 and 2020. In addition, some holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At December 31, 2021 and 2020, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock.

At December 31, 2021 and 2020, there were 1,049.25 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C1 preferred stock would convert into approximately 2,000 shares of the Company’s common stock; for a total of 2,098,500 common shares.

The Series C1 preferred stock has terms that are substantially the same as the Series C preferred stock, except that the Series C1 preferred stock does not pay dividends (unless and to the extent declared on the common stock) or at-the-market “make-whole payments” and, while it has the same anti-dilution protections afforded the Series C preferred stock, it does not automatically reset in connection with a reverse stock split or conversion of our outstanding convertible debt.

Series C2 Convertible Preferred Stock

On August 31, 2018, the Company entered into agreements with certain holders of the Company’s Series C1 Preferred Stock, including the chairman of the Company’s board of directors, and the Chief Operating Officer and a director of the Company pursuant to which those holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At December 31, 2021 and 2020, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock; for a total of 6,524,500 common shares.

The terms of the Series C2 Preferred Stock are substantially the same as the Series C1 Preferred Stock, except that (i) shares of Series C1 Preferred Stock may not be convertible into the Company’s common stock by their holder for a period of 180 days following the date of the filing of the Certificate of Designation (the “Lock-Up Period”); (ii) the Series C2 Preferred Stock has the right to vote as a single class with the Company’s common stock on an as-converted basis, notwithstanding the Lock-Up Period; and (iii) the Series C2 Preferred Stock will automatically convert into that number of securities sold in the next Qualified Financing (as defined in the Exchange Agreement) determined by dividing the stated value ($1,000 per share) of such share of Series C2 Preferred Stock by the purchase price of the securities sold in the Qualified Financing.

Series D Convertible Preferred Stock

The Board designated 6,000 shares of preferred stock as Series D Preferred Stock, 763 of which remained outstanding as of December 31, 2021. On January 8, 2020, the Company entered into a Stock Purchase Agreement with certain accredited investors (“the Series D Investors”) pursuant to all obligations under the Series D Certificate of Designation. The Series D Investors included the Chief Executive Officer, Chief Operating Officer and a director of the Company. In total, for $763,000 the Company issued 763 shares of Series D Preferred Stock, 1,526,000 common stock shares, 1,526,000 common stock warrants, exercisable at $0.25, and 1,526,000 common stock warrants, exercisable at $0.75. Each Series D Preferred Stock is convertible into 3,000 common shares. The Series D Preferred Stock will have cumulative dividends at the rate per share of 10% per annum. The stated value and liquidation preference on the Series D Preferred Stock is $763. The 763 Series D Preferred Shares are convertible into debt at the option of the holder during a prescribed time period.  If the Series D Preferred Shares are converted, the Series D preferences are surrendered and the debt is then secured by the Company’s assets. As of December 31, 2021, none of the 763 Series D Preferred Shares have been converted to secured debt.

Each share of Series D Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the stated value by $0.25, subject to certain adjustments set forth in the Series D Certificate of Designation (the “Series D Conversion Price”). The conversion of Series D Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series D Preferred. If the average of the VWAPs (as defined in the Series D Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series D Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series D Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends.

During the year ended December 31, 2021, the Company issued 109,039 shares of common stock for the payment of accrued Series D Preferred Stock dividends. As of December 31, 2021, the Company had accrued dividends of $14,306.

Series E Convertible Preferred Stock

The Board designated 5,000 shares of preferred stock as Series E Preferred Stock, 1,736 of which remain outstanding. Each share of Series E Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series E Certificate of Designation (the “Series E Conversion Price”). The conversion of Series E Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series E Preferred. If the average of the VWAPs (as defined in the Series E Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series E Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series E Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends.

Each share of Series E Preferred Stock has a par value of $0.001 per share and a Stated Value equal to $1,000, subject to increase set forth in its Certificate of Designation.

Each holder of Series E Preferred Stock is entitled to receive cumulative dividends of 8% per annum, payable annually on the Stated Value in cash or, following the listing of the Company’s common stock on certain Canadian trading markets and at the option of the Company, shares of common stock.

During the year ended December 31, 2021, the Company issued 288,262 shares of common for the payment of Series E Preferred Stock dividends accrued. As of December 31, 2021, the Company had accrued dividends of $54,521.

Series F Convertible Preferred Stock

The Company was oversubscribed for its Series F Convertible Preferred Stock, resulting in the requirement to file an additional Certificate of Designation for Series F-2 Convertible Preferred Stock with substantially the same terms as the Series F Convertible Preferred Stock. The Board designated 1,500 shares of preferred stock as Series F Preferred Stock, 1,426 of which are issued and outstanding. During 2021, the Company entered into a Stock Purchase Agreement with certain accredited investors (“the Series F Investors”). In total, for $1,436,000 the Company issued 1,436 shares of Series F Preferred Stock. Each Series F Preferred Stock is convertible into 4,000 common stock shares. The Series F Preferred Stock will have cumulative dividends at the rate per share of 6% per annum. The stated value and liquidation preference on the Series F Preferred Stock is $1,436.

Each share of Series F Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the stated value by $0.25, subject to certain adjustments set forth in the Series F Certificate of Designation (the “Series F Conversion Price”). The conversion of Series F Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series F Preferred. If the average of the VWAPs (as defined in the Series F  Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series F Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series F Preferred, for cash in an amount equal to aggregate stated value then outstanding plus accrued but unpaid dividends.

During the year ended December 31, 2021, 10 shares of Series F Preferred were converted into 40,000 shares of the Company’s common stock. As of December 31, 2021, the Company had not issued shares as payment of Series F Preferred Stock dividends. As of December 31, 2021, the Company had accrued dividends of $65,718.

Series F-2 Convertible Preferred Stock

The Board designated 3,500 shares of preferred stock as Series F-2 Preferred Stock, 3,237 of which are issued and outstanding. During 2021, the Company entered into a Stock Purchase Agreement with certain accredited investors (“the Series F-2 Investors”). In total, for $678,000 the Company issued 678 shares of Series F-2 Preferred Stock. In addition, the Company exchanged outstanding debt of $2,559,000 for 2,559 shares of Series F-2 Preferred Stock (see Note 9, “Convertible Debt”). Each Series F-2 Preferred Stock is convertible into 4,000 common stock shares. The Series F-2 Preferred Stock will have cumulative dividends at the rate per share of 6% per annum. The stated value and liquidation preference on the Series F-2 Preferred Stock is $3,237.

Each share of Series F-2 Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series F-2 Certificate of Designation (the “Series F-2 Conversion Price”). The conversion of Series F-2 Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holders of the Series F-2 Preferred. If the average of the VWAPs (as defined in the Series F-2 Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series F-2 Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series F-2 Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends. As of December 31, 2021, the Company had not issued shares as payment of Series F-2 Preferred Stock dividends. As of December 31, 2021, the Company had accrued dividends of $94,907.

Powerup (Series G Convertible Preferred Stock)

During January 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $78,500, net to the Company is $75,000, for 91,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. At any time during the period indicated below, after the date of the issuance of shares of Series G preferred stock, the Company will have the right, at the Company’s option, to redeem all of the shares of Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G preferred stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G preferred stock then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred. The Company has redeemed all of the Series G preferred stock and the balance is paid.

During February 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $53,500, net to the Company is $50,000, for 62,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. At any time during the period indicated below, after the date of the issuance of shares of Series G preferred stock, the Company will have the right, at the Company’s option, to redeem all of the shares of Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G preferred stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G preferred stock then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred.

Due to the mandatory redemption feature of the Series G preferred stock, the total amount of proceeds of $125,000 was recorded as a liability. On June 4, 2021, the Company redeemed the January 2021 investment of $75,000 for $114,597, this $39,597 difference was recorded as interest expense. On July 8, 2021, the Company redeemed the February 2021 investment of $50,000 for $78,094. The difference of $28,094 was recorded as interest expense. As of December 31, 2021, the amount outstanding was nil.

Warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the years ended December 31, 2021 and 2020:

	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share
Outstanding, January 1, 2020	46,016,840	$1.71
Warrants issued	11,270,013	$0.34
Warrants cancelled/expired	(70)	$1,068,423
Warrants exchanged	(28,962,508)	$0.04
Outstanding, December 31, 2020	28,324,275	$0.25
Warrants issued	7,982,223	$0.30
Warrants cancelled/expired	(1,729,662)	$0.04
Warrants exchanged	(4,713,603)	$0.20
Warrants exercised	(2,193,599)	$0.16
Outstanding, December 31, 2021	27,669,634	$0.29

Warrant Exchanges – 2021

During the year ended December 31, 2021, the Company entered into various agreements with holders of the Company’s $0.20 strike price warrants, pursuant to which each holder separately agreed to exchange 4,713,603 common stock warrants with a strike price of $0.20 for 4,477,923 common stock warrants with a strike price of $0.16 and a contractual term of 15 days. During December 31, 2021, the Company received approximately $351,000 from the holders for the exercise of 2,193,599 warrants, which was included in Accrued Liabilities as of December 31, 2021, pending issuance of the common shares. The Company measured the effect of the exchange as the excess of fair value of the exchanged instruments over the fair value of the original instruments and determined the effect of the exchange was nil. Management estimated the fair value of the warrants issued utilizing the Black-Scholes Option Pricing model with the following assumptions:

December 31,
2021
Expected term	15 days
Volatility	143.2%
Risk-free interest rate	0.0%
Dividend yield	0.00%

During the year ended December 31, 2021, the Company entered into various agreements with holders of the Company’s $0.25 strike price warrants, pursuant to which each holder separately agreed that in the event the Company obtains financing of at least $4.0 million, 1,802,161 of common stock warrants with a strike price of $0.25 will be exchanged for 901,081 warrants with terms identical to the warrants granted in the financing and cash payments totaling approximately $90,000, which are due within ten (10) business days of closing of the new financing. In the event Company is not successful in obtaining financing greater than $4.0 million, the warrant’s terms remain unchanged and the common share warrants will expire on their original date. The warrants will have a one-year lockup restriction and a 10% blocker such that the warrant holders will be restricted from owning more than 10% of the total number of the Company’s outstanding common shares at any one point in time after completion of the financing.

During the year ended December 31, 2021, the Company entered into various agreements with holders of the Company’s $0.75 strike price warrants, pursuant to which each holder separately agreed that in the event the Company obtains financing of at least $4.0 million, 1,802,161 of common stock warrants with a strike price of $0.75 will be exchanged for 1,802,161 warrants with the same price but with terms identical to the new warrants granted in the financing. In the event Company is not successful in obtaining financing greater than $4.0 million, the warrant’s terms will remain unchanged and the common share warrants will expire on their original date. The new warrants will have a one-year lockup restriction and a 10% blocker such that the warrant holders will be restricted from owning more than 10% of the total number of the Company’s outstanding common shares at any one point in time after completion of the financing.

During the year ended December 31, 2021, the Company entered into an agreement with GPB Debt Holdings II LLC (“GPB”), pursuant to which GPB agreed that in the event the Company obtains financing of at least $4.0 million, 7,185,000 of common stock warrants with a strike price of $0.20 will be exchanged for 3,592,500 warrants with terms identical to the warrants granted in the financing and a cash payment of $350,000. In the event Company is not successful in obtaining financing greater than $4.0 million, the warrant’s terms remain unchanged and the common share warrants will expire on their original date. The new warrants, which will vest six months after the closing of a financing greater than $4.0 million, will have a 4.99% blocker such that the warrant holders will be restricted from owning more than 4.99% of the total number of the Company’s outstanding common shares at any one point in time after completion of the financing.

Other Warrant Transactions

During 2021, the Company issued 10% debenture unit investments in the amount of $1,130,000 and incurred fees due on these debentures of $86,400. The Company issued the finders 263,000 warrants for the Company’s common stock shares which expire on May 31, 2023 and an additional 150,000 warrants to purchase the Company’s common stock shares which expire on May 31, 2024. The investors received a total of 1,130,000 warrants for common stock shares, which expire on May 17, 2023.

During 2021, the Company issued equity investments in the amount of $2,114,000 and incurred fees due on these investments of $139,000. The Company also issued the finders 98,000 of the Company’s common stock shares and 643,700 warrants, which expire in the first half of 2024.

On January 16, 2020, the Company entered into an exchange agreement with GPB. This exchange agreement canceled the existing outstanding warrants, which were subject to anti-dilution and ratchet provisions, to purchase 35,937,500 shares of common stock at an exercise price of $0.04 per share and resulted in the issuance of new warrants to purchase 7,185,000 shares of common stock at a price of $0.20 per share. The new warrants have fixed exercise prices of $0.20. On January 8, 2021, the Company made a payment of $750,000, as required by the exchange agreement with GPB, which canceled the previously issued warrants.

On January 6, 2020, the Company entered into a finder’s fee agreement. The finder will receive 5% cash and 5% warrants on all funds it raises including bridge loans. The three-year common stock share warrants will have an exercise price of $0.25. During 2019 and 2020, the finder helped the Company raise $300,000, therefore a fee of $31,650 was paid and 126,600 warrants were issued.

On January 22, 2020, the Company entered into a promotional agreement with a related party, which is partially owned by Mr. Blumberg, to provide investor and public relations services for a period of two years. As compensation for these services, the Company will issue a total of 5,000,000 common stock warrants at a $0.25 strike price and expiring in three years, if the following conditions occur: 1,250,000 common stock warrants, 6 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a at least $0.50 based on a 30-day VWAP, with a two year term; 1,250,000 common stock warrants, 12 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is at least $0.75 based on a 30-day VWAP, with a one and half year term; 1,250,000 common stock warrants, 18 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.00 based on a 30-day VWAP, with a one year term; and 1,250,000 common stock warrants, 24 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.25 based on a 30-day VWAP, with a one year term. The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding. The Company issued 1,250,000 common stock warrants during the year ended December 31, 2021, in accordance with the agreement. Refer to Note 7, “Commitments and Contingencies” for additional information.